INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 3,949	$ 5,232
Work in progress	1,730	1,271
Finished products	6,681	6,102
Total inventory	$ 12,360	$ 12,605